UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 28-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul T. Tanico & Ellen H. Adams
Title:         Managing Owners
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul T. Tanico                       New York, NY                  8/11/03
---------------------------     ------------------------        ----------------
     [Signature]                          [City, State]                  [Date]


/s/ Ellen H. Adams                       New York, NY                  8/11/03
---------------------------     ------------------------        ----------------
     [Signature]                          [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         38
Form 13F Information Table Value Total:         140,688
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 6185                        CastleRock Asset Management, Inc.





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INVESTMENT MANAGER: CASTLEROCK  MANAGEMENT, LLC
PORTFOLIO OF SECURITIES AS OF JUNE 30, 2003

                                    TITLE                     VALUE      SHRS/    SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
                                    -----                     -----      -----    ---  ---- ----------   -----     ----------------
    NAME OF ISSUER                 OF CLASS      CUSIP     (X$1,000)   PRN AMT    PRN  CALL DISCRETION  MANAGERS  SOLE   SHARED NONE
    --------------                 --------      -----     ---------   -------    ---  ---- ----------  --------  ----   ------ ----
ADVANCED AUTO PARTS INC               COM       00751Y106       4,801    78,832  SH          SOLE        01      78,832   0     0
ALLIED WASTE INDUSTRIES INC     COM PAR$.01 NEW 019589308       2,473   241,202  SH          SOLE        01     241,202   0     0
BANK OF NEW YORK CO INC               COM       064057102         257     8,949  SH          SOLE        01       8,949   0     0
CABLEVISION SYSTEMS CORP         CL A NY CABLVS 12686C109       3,629   174,800  SH          SOLE        01     174,800   0     0
CENDANT CORP                          COM       151313103      13,567   740,550  SH          SOLE        01     740,550   0     0
CHESAPEAKE ENERGY CORP                COM       165167107       1,993   197,300  SH          SOLE        01     197,300   0     0
CHIQUITA BRANDS INTL INC              COM       170032809       3,901   269,000  SH          SOLE        01     269,000   0     0
CIRCUIT CITY STORES INC               COM       172737108       1,698   193,000  SH          SOLE        01     193,000   0     0
COLUMBIA LABORATORIES INC             COM       197779101       2,447   217,500  SH          SOLE        01     217,500   0     0
COMCAST CORPORATION                 CL A SPL    20030N200       3,206   110,600  SH          SOLE        01     110,600   0     0
COMPUTER ASSOCIATES INTL INC          COM       204912109      11,288   506,665  SH          SOLE        01     506,665   0     0
COMSTOCK RESOURCES INC              COM NEW     205768203       2,736   200,000  SH          SOLE        01     200,000   0     0
CROWN CASTLE INTL CORP                COM       228227104       2,113   272,000  SH          SOLE        01     272,000   0     0
FLANDERS CORP                         COM       338494107          16     6,000  SH          SOLE        01       6,000   0     0
FOSSIL INC                            COM       349882100       2,758   116,700  SH          SOLE        01     116,700   0     0
FRIEDMAN BILLINGS RAMSEY GROUP        CL A      358434108       1,955   145,900  SH          SOLE        01     145,900   0     0
GENUS INC                             COM       372461103          26     9,549  SH          SOLE        01       9,549   0     0
GUIDANT CORP                          COM       401698105       5,251   118,300  SH          SOLE        01     118,300   0     0
HANOVER COMPRESSOR CO                 COM       410768105       1,240   109,700  SH          SOLE        01     109,700   0     0
IDT CORPORATION                       CL B      448947309       2,570   146,000  SH          SOLE        01     146,000   0     0
LIBERTY MEDIA CORP                 COM SER A    530718105          29     2,500  SH          SOLE        01       2,500   0     0
MANDALAY RESORT GROUP                 COM       562567107       4,412   138,540  SH          SOLE        01     138,540   0     0
MARVEL ENTERPRISES INC                COM       57383M108       3,896   204,000  SH          SOLE        01     204,000   0     0
MAVERICK TUBE CORP                    COM       577914104       3,026   158,000  SH          SOLE        01     158,000   0     0
MBNA CORP                             COM       55262L100       2,672   128,200  SH          SOLE        01     128,200   0     0
MEMC ELECTRONIC MATERIALS             COM       552715104       8,790   896,975  SH          SOLE        01     896,975   0     0
METRO-GOLDWYN-MAYER INC NEW           COM       591610100       4,171   335,800  SH          SOLE        01     335,800   0     0
NEXTEL COMMUNICATIONS INC             CL A      65332V103       1,446    80,000  SH          SOLE        01      80,000   0     0
PENWEST PHARMACEUTICALS CO            COM       709754105      11,254   461,800  SH          SOLE        01     461,800   0     0
ROWAN COMPANIES INC                   COM       779382100       2,480   110,700  SH          SOLE        01     110,700   0     0
SEARS ROEBUCK & CO                    COM       812387108       3,599   107,000  SH          SOLE        01     107,000   0     0
TIME WARNER TELECOM INC               CL A      887319101       3,911   637,000  SH          SOLE        01     637,000   0     0
TYCO INTERNATIONAL LTD                COM       902124106       4,771   251,380  SH          SOLE        01     251,380   0     0
UNITEDGLOBALCOM                       CL A      913247508       5,502 1,078,800  SH          SOLE        01   1,078,800   0     0
UNITEDHEALTH GROUP INC                COM       91324P102       6,482   129,000  SH          SOLE        01     129,000   0     0
UNUMPROVIDENT CORP                    COM       91529Y106       2,655   198,000  SH          SOLE        01     198,000   0     0
VIASYS HEALTHCARE INC               COM NEW     92553Q209       1,663    80,315  SH          SOLE        01      80,315   0     0
VIEWPOINT CORP                        COM       92672P108       2,005 1,879,052  SH          SOLE        01   1,879,052   0     0

                                                  TOTAL       140,688

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